OTHER LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2017
Loans Payable [Abstract]
Schedule of Other Long-Term Debt
	As of December 31,
	2017	2016
In U.S. Dollars, see also E below	$40,000	$40,000
In JPY, see also D below	98,239	126,376
Total long-term loan from banks - principal amount	138,239	166,376
Deferred issuance costs	(1,077)	(1,344)
Total long-term loans from banks	137,162	165,032
Capital leases - see Note 15C	15,854	--
Current maturities	(52,661)	(31,869)
	$100,355	$133,163

Schedule of Repayment of Loans
	Interest rate	2018	2019	2020	2021	2022 and on	Total
In U.S Dollars	Libor + 2.00%	$5,714	$11,429	$11,429	$11,428	$--	$40,000
In JPY	Tibor + 1.65%-2.00%	43,915	32,747	21,577	--	--	98,239
Total outstanding principal amounts of loans		$49,629	$44,176	$33,006	$11,428	$--	$138,239